Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	May 17, 2023
C000241248 [Member]
Account Value [Line Items]
Account Value	$ 12,465	$ 12,909	$ 13,787	$ 12,820	$ 13,869	$ 12,599	$ 11,191	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Account Value	$ 13,864	$ 14,483	$ 14,142	$ 13,356	$ 12,807	$ 11,584	$ 10,372	$ 10,000